Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	PQEMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Emerging Markets
Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$65	1.20%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Net Assets	$ 23,608,042
Holdings Count | Holding	278
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 23,608,042
Number of fund holdings	278
Portfolio turnover rate for the period	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.6%
Banks	14.8%
Technology Hardware, Storage & Peripherals	8.3%
Electronic Equipment, Instruments & Components	5.3%
Metals & Mining	5.0%
Oil, Gas & Consumable Fuels	5.0%
Interactive Media & Services	3.2%
Broadline Retail	2.7%
Automobiles	2.5%
Affiliated Mutual Fund - Short Term Investment (0.4% represents investments purchased with collateral from securities on loan)	2.3%
Capital Markets	2.2%
Insurance	2.1%
IT Services	2.1%
Food Products	1.9%
Machinery	1.9%
Industrial Conglomerates	1.7%
Chemicals	1.4%
Automobile Components	1.3%
Diversified Telecommunication Services	1.1%
Wireless Telecommunication Services	1.1%
Construction Materials	1.1%
Electrical Equipment	1.0%
Industry Classification	% of Net Assets
Pharmaceuticals	1.0%
Communications Equipment	0.9%
Real Estate Management & Development	0.9%
Life Sciences Tools & Services	0.9%
Entertainment	0.9%
Aerospace & Defense	0.8%
Hotels, Restaurants & Leisure	0.8%
Transportation Infrastructure	0.7%
Specialty Retail	0.7%
Marine Transportation	0.7%
Health Care Providers & Services	0.6%
U.S. Treasury Obligations	0.5%
Passenger Airlines	0.5%
Electric Utilities	0.5%
Unaffiliated Exchange-Traded Fund - Equity	0.5%
Water Utilities	0.5%
Personal Care Products	0.5%
Others*	2.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Developed Markets Index Fund
Class Name	Class R6
Trading Symbol	PQDMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions International
Developed Markets Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 48,490,222
Holdings Count | Holding	699
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 48,490,222
Number of fund holdings	699
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	15.2%
Pharmaceuticals	8.0%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Oil, Gas & Consumable Fuels	4.0%
Electrical Equipment	3.6%
Machinery	3.5%
Metals & Mining	3.4%
Aerospace & Defense	3.2%
Capital Markets	3.0%
Trading Companies & Distributors	2.3%
Chemicals	2.2%
Electric Utilities	2.2%
Food Products	2.1%
Industrial Conglomerates	2.1%
Automobiles	2.0%
Textiles, Apparel & Luxury Goods	1.8%
Diversified Telecommunication Services	1.7%
Health Care Equipment & Supplies	1.4%
Electronic Equipment, Instruments & Components	1.3%
Software	1.3%
Personal Care Products	1.2%
Unaffiliated Exchange-Traded Fund - Equity	1.2%
Wireless Telecommunication Services	1.2%
Financial Services	1.2%
Beverages	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.1%
Professional Services	1.1%
Consumer Staples Distribution & Retail	1.1%
Construction & Engineering	1.1%
Real Estate Management & Development	1.1%
Broadline Retail	1.0%
Tobacco	0.9%
Specialty Retail	0.9%
Hotels, Restaurants & Leisure	0.9%
Household Durables	0.9%
Entertainment	0.8%
Building Products	0.8%
Automobile Components	0.6%
IT Services	0.6%
Biotechnology	0.6%
Air Freight & Logistics	0.5%
Communications Equipment	0.5%
Affiliated Mutual Fund - Short Term Investment	0.2%
Others*	5.9%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets